Share Capital - Schedule of Share Capital Issued and Fully Paid (Detail) - GBP (£) £ / shares in Units, £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of classes of share capital [abstract]
Number of shares issued and fully paid	7,060,000,000	7,060,000,000
Ordinary shares, price per share	£ 1	£ 1
Issued and fully paid share capital	£ 7,060	£ 7,060